Quarterly Financial Information (Unaudited) - Summary of Quarterly Financial Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended												12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Selected Quarterly Financial Information [Abstract]
Net sales	$ 263,920	$ 223,711	$ 245,585	$ 166,043	$ 215,534	$ 221,307	$ 219,931	$ 137,431	$ 191,137	$ 184,406	$ 200,863	$ 105,399	$ 899,259	$ 794,203	$ 681,805
Gross profit	90,264	75,123	79,372	51,291	69,476	75,410	67,405	40,906	56,003	51,361	65,211	29,461	296,050	253,197	202,036
Net income (loss)	$ (64,359)	$ (52,116)	$ 4,088	$ (9,846)	$ (920)	$ 1,511	$ (1,516)	$ (19,271)	$ (4,564)	$ (10,228)	$ 9,072	$ 12,465	$ (122,233)	$ (20,196)	$ 6,745
Net income (loss) per common share:
Basic and Diluted	$ (0.43)	$ (0.44)	$ 0.04	$ (0.09)	$ (0.01)	$ 0.01	$ (0.01)	$ (0.18)	$ (0.04)	$ (0.09)	$ 0.08	$ 0.12	$ (1.01)	$ (0.19)	$ 0.06